INVESTMENT IN MASTER TRUST - Schedule of Net Assets (Details) - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Notes receivable from participants	$ 407,743	$ 391,810
Net assets available for benefits	68,067,406	58,647,425
EBP, Nonconsolidated, Master Trust
Assets:
Investments at fair value	55,713,537	46,652,417
Stable value fund investment contracts (at contract value)	11,946,126	10,090,388
Subtotal	67,659,663	56,742,805
Receivable for securities sold	0	1,512,810
Notes receivable from participants	407,743	391,810
Net assets available for benefits	68,067,406	58,647,425
EBP, Nonconsolidated, Master Trust | Cash equivalents and short-term investments
Assets:
Investments at fair value	314,359	302,024
EBP, Nonconsolidated, Master Trust | Mutual funds and exchange traded funds
Assets:
Investments at fair value	1,752,355	1,472,704
EBP, Nonconsolidated, Master Trust | Common and preferred stock
Assets:
Investments at fair value	31,844,027	27,919,563
EBP, Nonconsolidated, Master Trust | Interest in real estate investment trusts
Assets:
Investments at fair value	681,422	676,798
EBP, Nonconsolidated, Master Trust | Other securities
Assets:
Investments at fair value	32,159	44,981
EBP, Nonconsolidated, Master Trust | Commingled index funds
Assets:
Investments at fair value	10,655,745	9,381,092
EBP, Nonconsolidated, Master Trust | RTX common stock
Assets:
Investments at fair value	10,433,470	6,855,255
EBP, Nonconsolidated, Plan Interest in Master Trust
Assets:
Investments at fair value	55,713,537	46,652,417
Stable value fund investment contracts (at contract value)	11,946,126	10,090,388
Subtotal	67,659,663	56,742,805
Receivable for securities sold	0	1,512,810
Notes receivable from participants	407,743	391,810
Net assets available for benefits	68,067,406	58,647,425
EBP, Nonconsolidated, Plan Interest in Master Trust | Cash equivalents and short-term investments
Assets:
Investments at fair value	314,359	302,024
EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual funds and exchange traded funds
Assets:
Investments at fair value	1,752,355	1,472,704
EBP, Nonconsolidated, Plan Interest in Master Trust | Common and preferred stock
Assets:
Investments at fair value	31,844,027	27,919,563
EBP, Nonconsolidated, Plan Interest in Master Trust | Interest in real estate investment trusts
Assets:
Investments at fair value	681,422	676,798
EBP, Nonconsolidated, Plan Interest in Master Trust | Other securities
Assets:
Investments at fair value	32,159	44,981
EBP, Nonconsolidated, Plan Interest in Master Trust | Commingled index funds
Assets:
Investments at fair value	10,655,745	9,381,092
EBP, Nonconsolidated, Plan Interest in Master Trust | RTX common stock
Assets:
Investments at fair value	$ 10,433,470	$ 6,855,255